Shareholder Report, Line Graph (Details) - USD ($)				12 Months Ended
	Mar. 22, 2022	Mar. 29, 2019	Mar. 01, 2018	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018
C000234653
Account Value [Line Items]
Line Graph and Table Measure Name				Fairlead Tactical Sector ETF
Account Value	$ 10,000			$ 10,968	$ 9,794	$ 9,675
C000206278
Account Value [Line Items]
Line Graph and Table Measure Name				Reynders, McVeigh Core Equity Fund - Institutional Shares
Account Value		$ 10,000		$ 20,191	17,416	16,228	$ 18,885	$ 13,076	$ 10,460
C000246834
Account Value [Line Items]
Line Graph and Table Measure Name				The Nightview Fund
Account Value			$ 10,000	$ 31,300	31,770	36,746	39,709	26,950	9,959	$ 10,724
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Account Value	$ 10,000			10,924	9,885	9,363
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Account Value		$ 10,000		18,466	15,605	13,751	15,138	11,207	10,452
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000	23,008	18,836	16,667	17,478	12,809	11,441	$ 10,595
Russell 1000 Equal Weight Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Equal Weight Index Total Return
Account Value	$ 10,000			10,597	9,679	9,235
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000		$ 21,277	$ 17,419	$ 15,413	$ 16,163	$ 11,845	$ 10,580